Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Balance at the end of the year	$ 828,291	$ 859,308
Dry-Docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	29,269	18,672	20,945
Cost incurred for dry docking	17,072	19,245	7,003
Dry-dock amortization	(10,832)	(8,648)	(8,959)
Vessel sales/held for sale (note 18)			(317)
Balance at the end of the year	$ 35,509	$ 29,269	$ 18,672